COMMITMENTS AND CONTINGENCIES (Litigation Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		26 Months Ended
	Aug. 31, 2013 Medical Monitoring Program [Member]	Aug. 31, 2013 Medical Monitoring Program [Member] Primary Fund [Member]	Aug. 31, 2013 Medical Monitoring Program [Member] Additional Fund [Member]	Aug. 31, 2013 Property Remediation Plan [Member]	Jun. 17, 2012 Virdie Allen [Member] objector	Dec. 17, 2004 Virdie Allen [Member] plaintiff	Nov. 30, 2009 Putnam County, West Virginia [Member] claim
Loss Contingencies [Line Items]
Number of plaintiffs						15
Settlement agreement terms	30 years			3 years
Litigation settlement, gross		$ 21	$ 63	$ 9
Number of objectors					2
Number of claims filed							200